Goodwill and intangible assets with indefinite useful lives - allocation summary (Details) - Goodwill - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Intangible assets and goodwill	€ 10,131	€ 11,065	€ 10,834
North America
Disclosure of operating segments [line items]
Intangible assets and goodwill	8,294	9,059
APAC
Disclosure of operating segments [line items]
Intangible assets and goodwill	1,074	1,174
LATAM
Disclosure of operating segments [line items]
Intangible assets and goodwill	515	563
EMEA
Disclosure of operating segments [line items]
Intangible assets and goodwill	248	269
Other activities
Disclosure of operating segments [line items]
Intangible assets and goodwill	€ 0	€ 0